GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill were as follows:

Balance at December 31, 2023	$457,148
Acquired goodwill	2,469
Adjustment to goodwill related to 2023 acquisition	(12)
Foreign currency translation adjustment	(7,747)
Balance at December 31, 2024	451,858
Acquired goodwill	7,554
Foreign currency translation adjustment	3,097
Balance at December 31, 2025	$462,509

Indefinite and Finite Lived Intangible Assets

Intangible assets are comprised of the following:

December 31,	Estimated Useful Lives in Years	2025	2024
Indefinite lived intangible assets - trade names, trademarks, and distribution rights		$171,950	$165,910
Finite lived intangible assets:
Customer relationships	15-18	109,898	107,149
Patented and unpatented technology	7	1,628	1,517
Trade name	10	4,293	4,293
Accumulated amortization		(77,342)	(70,397)
Finite lived intangible assets, net		38,477	42,562
		$210,427	$208,472

Amortization Expense Related to Finite Lived Intangible Assets

Based on the finite lived intangible assets recorded at December 31, 2025, annual amortization for the next five years is expected to approximate the following:

2026	$5,300
2027	$3,500
2028	$2,600
2029	$2,600
2030	$2,600